STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

April 23, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Starboard Investment Trust (“Trust”) (File Nos. 333-159484 and 811-22298); on behalf of the GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund, each a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust.

Post-Effective Amendment No. 11 is being filed for the purpose of delaying the effectiveness of the Trust’s Post Effective Amendment No. 2 to the Registration Statement on Form N-1A filed October 1, 2009, Post Effective Amendment No. 3 to the Registration Statement on Form N-1A filed November 12, 2009, Post Effective Amendment No. 6 to the Registration Statement on Form N-1A filed January 19, 2010 and Post Effective Amendment No. 8 to the Registration Statement on Form N-1A filed March 4, 2010 for the GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund.

Additionally, the Trust is asking that any written correspondence with respect to Post-Effective Amendment No. 11 be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins
Malik Law Group
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/A. Vason Hamrick

A. Vason Hamrick, Secretary